Debt (Details) - Schedule of Debt - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Non-convertible debentures
7.7% Debentures	$ 361,817	$ 454,969	$ 171,629
– from banks			102,766
– from non-banking financial companies (NBFCs)	1,865,032	3,039,200
Total debt current	2,553,368	2,470,748	4,744,890
Term loans
Total debt non current	1,865,032	3,039,200	7,503,664
2024	654,744		2,470,747
2025	488,297		982,836
2026	903,093		634,390
2027	341,330		1,042,901
2028			379,074
Total Maturity	4,418,400		5,509,948
Non Current [Member]
Non-convertible debentures
7.7% Debentures			461,485
Series A [Member]
Non-convertible debentures
10% Series			881,917
Series B [Member]
Non-convertible debentures
10% Series			423,320
Series C [Member]
Non-convertible debentures
10% Series			564,267
Bank Servicing [Member]
Term loans
– from banks			79,275
Non-Banking Financial Companies [Member]
Non-convertible debentures
– from non-banking financial companies (NBFCs)	1,269,251	960,892	1,758,284
Term loans
– from non-banking financial companies (NBFCs)		3,039,200	5,185,292
Related Party [Member]
Non-convertible debentures
– from non-banking financial companies (NBFCs)	$ 922,300	1,054,887
– from related parties (NBFCs)		$ 1,054,887	842,707
Term loans
– from related parties (NBFCs)			$ 1,777,612